Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 29, 2022	Apr. 30, 2025
Putnam BDC Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name												Putnam BDC Income ETF (NAV)
Accumulated Value	$ 18,101	$ 16,378	$ 16,348	$ 15,925	$ 14,735	$ 13,191	$ 13,478	$ 11,871	$ 12,075	$ 11,104	$ 10,000	$ 16,291
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value	17,008	15,946	15,403	14,006	13,464	11,567	12,722	11,452	11,301	10,673	10,000	$ 15,603
S&P BDC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P BDC Index
Accumulated Value	$ 17,459	$ 15,879	$ 15,911	$ 15,436	$ 14,556	$ 12,908	$ 13,385	$ 11,916	$ 12,167	$ 11,197	$ 10,000	$ 15,714